Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 08, 2022
Entity Registrant Name	dei_EntityRegistrantName	Valkyrie ETF Trust II
Entity Central Index Key	dei_EntityCentralIndexKey	0001877493
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 18, 2022
Document Effective Date	dei_DocumentEffectiveDate	Nov. 21, 2022
Prospectus Date	rr_ProspectusDate	Feb. 08, 2022
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Valkyrie Bitcoin Miners ETF

(the “Fund”)

November 21, 2022

Supplement to the Fund’s Summary Prospectus and Prospectus

Dated February 8, 2022

Notwithstanding anything to the contrary in the Fund’s Summary Prospectus and Prospectus, the final three sentences of the second paragraph of the section entitled “Principal Investment Strategies” are deleted and replaced in their entirety with the following:

The Adviser will also consider environmental, social, and governance (“ESG”) criteria in the selection of securities for the Fund’s portfolio, which may include (among other items) consideration of issuers’ business models, corporate governance policies, stakeholder relationships and history of controversies. The Adviser may also consider the percent of the Fund’s net assets invested in companies that use renewable energy for mining activities. The Adviser has the ability to consider its own ESG criteria based on its own ESG methodologies and assessments or those of third-party providers.

Valkyrie Bitcoin Miners ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Heading]	rr_RiskHeading	Notwithstanding anything to the contrary in the Fund’s Summary Prospectus and Prospectus, the final three sentences of the second paragraph of the section entitled “Principal Investment Strategies” are deleted and replaced in their entirety with the following:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Adviser will also consider environmental, social, and governance (“ESG”) criteria in the selection of securities for the Fund’s portfolio, which may include (among other items) consideration of issuers’ business models, corporate governance policies, stakeholder relationships and history of controversies. The Adviser may also consider the percent of the Fund’s net assets invested in companies that use renewable energy for mining activities. The Adviser has the ability to consider its own ESG criteria based on its own ESG methodologies and assessments or those of third-party providers.